Cash and Cash Equivalents Changes in Net Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Changes in receivables and tax receivables	$ 2,501	$ 337	$ (443)
Changes in trade payables	(1,798)	(507)	(79)
Changes in other payables	(918)	(403)	(459)
Changes in net working capital	$ 215	$ 573	$ 981